Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	14,000,000
Proposed Maximum Offering Price per Unit	15.15
Maximum Aggregate Offering Price	$ 212,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,291.01
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 also covers an indeterminate number of additional shares of common stock, par value $0.001 per share ("Common Stock"), of Hercules Capital, Inc. (the "Registrant") that may be issued under the plans referenced herein as a result of stock splits, stock dividends, recapitalization or similar transactions. (2) Estimated solely for purposes of determining the amount of the registration fee in accordance with Rule 457(c) and (h) under the Securities Act, based upon the average of the high and low sales prices of the Common Stock of the Registrant as reported on the New York Stock Exchange on June 24, 2026. (3) Represents shares of Common Stock of the Registrant reserved for issuance under the Amended and Restated 2026 Equity Incentive Plan.